Income Taxes - Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (22,060)		$ (90,094)	$ (136,392)
United States statutory income tax rate			21.00%	21.00%
Income tax (benefit) at United States statutory income tax rate			$ (18,920)	$ (28,642)
Change in valuation allowance			14,495	(146,794)
Recapitalization transaction			0	157,855
Cancellation of debt income			0	15,360
State tax provision, net of federal benefit			0	1,263
Warrant liability fair value adjustment			3,030	790
Other			(135)	168
Income Tax Benefit	$ 0	$ 0	$ (1,530)	$ 0